Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income for the year attributable to owners of the Company	$ 664,361	$ 275,675
Items that may be reclassified to income or loss in future years:
Foreign currency translation differences	12,960	21,182
Net investment hedge, net of tax	(15,542)	(2,010)
Changes in fair value of cash flow hedge, net of tax	0	(487)
Employee benefits, net of tax	87	(10)
Items that may never be reclassified to income:
Defined benefit plan remeasurement, net of tax	(4,128)	(1,623)
Items directly reclassified to retained earnings:
Unrealized gain on investments in equity securities measured at fair value through OCI, net of tax	24,147	0
Other comprehensive income for the year, net of tax	17,524	17,052
Total comprehensive income for the year attributable to owners of the Company	$ 681,885	$ 292,727